GOODWILL AND OTHER INTANGIBLE ASSETS, INTERMEX HOLDINGS, INC. (Q2) (Details) - Intermex Holdings, Inc. and Subsidiaries [Member] - USD ($)	6 Months Ended	11 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Changes in Goodwill and Other Intangible Assets [Abstract]
Goodwill, beginning balance	$ 36,259,666	$ 36,259,666
Other intangibles, beginning balance	48,741,032	62,660,000
Other intangible assets, amortization expense	(6,237,100)	14,558,657
Other intangibles, ending balance	42,503,932	48,741,032
Goodwill, ending balance	$ 36,259,666	$ 36,259,666
Agent Relationships [Member]
Finite-Lived Intangible Assets [Abstract]
Intangible assets amortization period, under accelerated method	15 years
Intangible assets amortization period, straight line method		15 years
Trade Name [Member]
Finite-Lived Intangible Assets [Abstract]
Intangible assets amortization period, under accelerated method	15 years
Intangible assets amortization period, straight line method		15 years
Developed Technology [Member]
Finite-Lived Intangible Assets [Abstract]
Intangible assets amortization period, under accelerated method	15 years
Intangible assets amortization period, straight line method		15 years
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Abstract]
Intangible assets amortization period, straight line method	10 years	10 years